Other assets-Other / Other liabilities - Schedule of change in asset retirement obligation (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020
Other assets-Other / Other liabilities [Abstract]
Balance at beginning of year		¥ 6,625	¥ 5,758
Liabilities incurred during the current period		1,846	979
Liabilities settled during the current period		(97)	(112)
Revision in estimated cash flows	[1]	6,111
Balance at end of period		¥ 14,485	¥ 6,625

[1]	During the fiscal year ended March 31, 2021, as a result of the rights conversion of the Tokyo Nihonbashi district redevelopment project, we have changed our estimate of undiscounted cash flows for the ARO associated with our properties.